Trading Revenues (Tables)	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Summary of Trading Revenue

For the fiscal years ($ millions)	2020	2019	2018
Trading-related revenue (Non-TEB) (1)
Net interest income
Non-interest income	$112	$67	$130
Trading revenues	2,411	1,488	1,420
Other fees and commissions	205	379	405
Total - Reported	$2,728	$1,934	$1,955
Trading-related revenue by product (Non-TEB)
Interest rate and credit	$1,552	$644	$559
Equities	371	532	686
Foreign exchange	396	273	299
Commodities	263	216	230
Other	146	269	181
Total trading-related revenue (Non-TEB)	$2,728	$1,934	$1,955

(1)
Trading-related revenue consists of net interest income and non-interest income. Included are unrealized gains and losses on security positions held, realized gains and losses from the purchase and sale of securities, fees and commissions from securities borrowing and lending activities, and gains and losses on trading derivatives. Underwriting and other advisory fees, which are shown separately in the consolidated statement of income, are excluded. On TEB basis, total trading-related revenue was $2,988 (2019 – $2,098; 2018 – $2,056).